Other Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Other commitments and contingencies	OTHER COMMITMENTS AND CONTINGENCIES
Assets pledged

(in thousands of $)	June 30, 2025	December 31, 2024
Book value of vessel secured against loans (1)	953,620	977,326
(1) This excludes the FLNG Gimi which was derecognized on COD with the concurrent recognition of “Net investment in sales-type lease” (note 5.2), secured against its specific debt facility (note 15).

Other Commitments

•In connection with the FID for the redeployment of FLNG Hilli under a 20-year agreement with SESA, the Board of Directors approved total expenditures of up to $350.0 million in May 2025 to support the vessel’s preparation and redeployment activities.

•In May 2025, we entered into a FEED study agreement for the potential development of a Mark III FLNG unit. The total commitment is approximately $4.0 million.

•As of June 30, 2025, we had a remaining funding commitment of $110.0 million related to our 10% equity interest in SESA.